Equity - Additional Information (Detail) $ / shares in Units, $ in Millions		1 Months Ended	12 Months Ended
	Nov. 15, 2023 USD ($)	Feb. 28, 2016	Dec. 31, 2025 USD ($) vote $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of equity [line items]
Common stock, shares authorized			80,000,000
Dividend payable annual percentage		40.00%
Dividends declared, per share, per quarter (in dollars per share) | $ / shares			$ 1.61	$ 1.61
Treasury stock
Disclosure of equity [line items]
Common stock, shares outstanding (in shares)			3,919,559	3,817,846	2,887,905
Share repurchase program authorized amount | $	$ 200.0
Stock repurchase program, remaining amount authorized | $			$ 103.5
Class A common stock
Disclosure of equity [line items]
Common stock, shares issued (in shares)			34,229,801	34,195,704
Common stock, shares outstanding (in shares)			30,200,428	30,234,831	31,101,689	28,477,704
Class B common stock
Disclosure of equity [line items]
Common stock, shares issued (in shares)			10,938,125	10,938,125
Common stock, shares outstanding (in shares)			10,938,125	10,938,125	10,938,125	10,938,125
Number of votes per share of stock | vote			1
Class C common stock
Disclosure of equity [line items]
Common stock, shares outstanding (in shares)			0	0